EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARES
Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is normally computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans. However, as the net result represents a loss in 2023, the diluted earnings per share are equal to the basic earnings per share for 2023. For the years ended December 31, 2023, 2022 and 2021, the basic and diluted profit per share are:

	2023	2022	2021
Net profit (loss) attributable to equity owners of the parent (in US$’000)	(10,548)	13,674	15,996
Weighted average shares outstanding	657,020,521	648,676,119	642,007,692
Basic profit (loss) per share (in US$)	(0.016)	0.021	0.025
Weighted average diluted shares outstanding	725,463,948	707,141,263	701,151,525
Diluted profit (loss) per share (in US$)	(0.016)	0.019	0.023
For 2023 the diluted net profit used in the calculation of dilutive profit per share amounts to $10.5 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to options and LTIP. The 62,412,622 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2023 and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2023 and April 4, 2024 are shown in the table below:

	December 31, 2023	Shares issued	Other	4 April 2024
Shares	671,073,243	2,365,070	—	673,438,313
RSU	11,187,064	—	25,000	11,212,064
Options	34,482,312	(1,090,876)	—	33,391,436
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	17,534,261	(1,222,839)	5,365,914	21,677,336
Issued	796,689,502	51,355	5,390,914	802,131,771
Available for issue	259,310,498	(51,355)	(5,390,914)	253,868,229
Authorized share capital	1,056,000,000	—	—	1,056,000,000